Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000260537
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Core ETF
Class Name	Bluemonte Large Cap Core ETF
Trading Symbol	BLUC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Large Cap Core ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Core ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 239,757,696
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 144,983
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$239,757,696	4	$144,983	0%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	39.5%
Vanguard Growth ETF	35.7%
iShares Morningstar U.S. Equity ETF	19.6%
Vanguard Value ETF	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260538
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Growth ETF
Class Name	Bluemonte Large Cap Growth ETF
Trading Symbol	BLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Large Cap Growth ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Growth ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 202,573,994
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 121,503
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$202,573,994	4	$121,503	0%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 Growth ETF	50.8%
Schwab U.S. Large-Cap Growth ETF	26.5%
Vanguard Russell 1000 Growth ETF	13.2%
SPDR Portfolio S&P 500 ETF	8.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260539
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Value ETF
Class Name	Bluemonte Large Cap Value ETF
Trading Symbol	BVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Large Cap Value ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Value ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 191,971,466
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 118,282
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,971,466	4	$118,282	0%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 Value ETF	34.8%
Schwab U.S. Large-Cap Value ETF	29.1%
Vanguard Russell 1000 Value ETF	19.6%
SPDR Portfolio S&P 500 ETF	16.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260535
Shareholder Report [Line Items]
Fund Name	Bluemonte Dynamic Total Market ETF
Class Name	Bluemonte Dynamic Total Market ETF
Trading Symbol	BLUX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Dynamic Total Market ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Dynamic Total Market ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 386,947,550
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 239,704
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$386,947,550	275	$239,704	42%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Preferred Stock	0.0%
Closed-End Funds	0.0%
Common Stock	0.2%
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	50.0%
Vanguard Russell 2000 ETF	29.8%
iShares Morningstar Small-Cap Value ETF	14.8%
Schwab U.S. Small-Cap ETF	4.9%
Costco Wholesale	0.0%
Goldman Sachs Group	0.0%
Vanguard S&P 500 ETF	0.0%
SPDR S&P 500 ETF Trust	0.0%
Caterpillar	0.0%
Accenture PLC, Cl A	0.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260536
Shareholder Report [Line Items]
Fund Name	Bluemonte Global Equity ETF
Class Name	Bluemonte Global Equity ETF
Trading Symbol	BINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Global Equity ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Global Equity ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 261,205,902
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 160,340
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$261,205,902	150	$160,340	52%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Preferred Stock	0.0%
Closed-End Funds	0.0%
Common Stock	0.0%
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	30.1%
SPDR Portfolio Developed World ex-US ETF	29.6%
iShares Core MSCI Emerging Markets ETF	20.4%
Vanguard FTSE Developed Markets ETF	19.7%
Accenture PLC, Cl A	0.0%
Texas Instruments	0.0%
Starbucks	0.0%
Procter & Gamble	0.0%
iShares Core S&P 500 ETF	0.0%
Meta Platforms, Cl A	0.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260533
Shareholder Report [Line Items]
Fund Name	Bluemonte Core Bond ETF
Class Name	Bluemonte Core Bond ETF
Trading Symbol	BDBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Core Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Core Bond ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.20%
AssetsNet	$ 377,381,325
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 228,990
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$377,381,325	6	$228,990	9%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core U.S. Aggregate Bond ETF	40.0%
Schwab Intermediate-Term U.S. Treasury ETF	24.9%
iShares MBS ETF	15.0%
SPDR Portfolio Corporate Bond ETF	10.0%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Long-Term Bond ETF	5.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260541
Shareholder Report [Line Items]
Fund Name	Bluemonte Short Term Bond ETF
Class Name	Bluemonte Short Term Bond ETF
Trading Symbol	BLST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Short Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Short Term Bond ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.20%
AssetsNet	$ 129,771,870
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 77,898
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,771,870	3	$77,898	0%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Short-Term Bond ETF	54.6%
iShares Core U.S. Aggregate Bond ETF	25.1%
Vanguard Short-Term Corporate Bond ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260540
Shareholder Report [Line Items]
Fund Name	Bluemonte Long Term Bond ETF
Class Name	Bluemonte Long Term Bond ETF
Trading Symbol	BLTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Long Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Long Term Bond ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.20%
AssetsNet	$ 131,338,486
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 79,075
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,338,486	3	$79,075	5%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Long-Term Bond ETF	65.0%
iShares Core U.S. Aggregate Bond ETF	25.0%
Vanguard Long-Term Corporate Bond ETF	10.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260534
Shareholder Report [Line Items]
Fund Name	Bluemonte Diversified Income ETF
Class Name	Bluemonte Diversified Income ETF
Trading Symbol	BLUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bluemonte Diversified Income ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Diversified Income ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.20%
AssetsNet	$ 88,733,567
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 54,943
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,733,567	6	$54,943	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PIMCO Active Bond Exchange-Traded Fund	40.2%
SPDR Bloomberg High Yield Bond ETF	20.0%
Cohen & Steers Preferred and Income Opportunities Active ETF	10.0%
First Trust Senior Loan ETF	10.0%
Global X MLP ETF	9.9%
Cohen & Steers Real Estate Active ETF	9.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials